SUMMARY OF ACCOUNTING POLICIES - Summary of disclosure of principal subsidiaries, their jurisdiction, and the company's percentage ownership share (Details)	12 Months Ended
Dec. 31, 2022
Lion Holding USA Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Northern Genesis Acquisition Corp.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
The Lion Electric Co USA Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Lion Electric Manufacturing USA Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%